Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Assets
Cash	$ 628,002	$ 581,710	$ 386,693
Securities (note 4)	101,276	80,923	158,546
Credit assets, net of allowance for credit losses (note 5)	5,333,279	5,066,378	4,346,748
Property and equipment	23,156	23,936	25,107
Goodwill	12,301	12,301	12,301
Intangible assets	10,214	10,560	11,714
Other assets (note 6)	37,782	32,667	30,623
Assets	6,146,010	5,808,475	4,971,732
Liabilities and Shareholders' Equity
Deposits	5,248,955	4,860,863	4,133,438
Subordinated notes payable (note 7)	100,160	103,516	106,824
Other liabilities (note 8)	253,819	311,423	210,175
Liabilities	5,602,934	5,275,802	4,450,437
Shareholders' equity:
Share capital (note 9)	328,538	325,910	330,489
Contributed surplus	1,815	2,473	2,540
Retained earnings	213,998	203,728	188,568
Accumulated other comprehensive income (loss)	(1,275)	562	(302)
Equity	543,076	532,673	521,295
Equity and liabilities	$ 6,146,010	$ 5,808,475	$ 4,971,732